Additional Information: Condensed Financial Statements of the Company - Condensed Balance Sheets of the Parent Company (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Balance Sheet Statements Captions [Line Items]
Cash and cash equivalents	$ 7,868	$ 21,989
Total assets	67,125	97,254
Other non-current liabilities	262	321
Total liabilities	47,033	40,860
Total shareholders’ deficit	20,092	56,394	$ 19,467	$ 16,599
Parent
Condensed Balance Sheet Statements Captions [Line Items]
Cash and cash equivalents	133	3,332
Amounts due from subsidiaries and former VIEs (note a)	126,536	123,337
Others	8	358
Total assets	126,677	127,027
Accounts payable, accrued expenses and other liabilities	1,188	1,078
Deficit in subsidiaries and former VIEs	101,138	65,346
Other non-current liabilities	262	321
Amounts due to subsidiaries and former VIEs (note a)	3,997	3,888
Total liabilities	106,585	70,633
Total shareholders’ deficit	$ 20,092	$ 56,394